MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3    -        MARKETABLE SECURITIES

The following is a summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2023:

Marketable securities	Amortized Cost	Unrealized gains	Unrealized losses	Fair Value
Matures within one year:
Corporate bonds	166,667	54	(1,235)	165,486
Governmental bonds	50,824	43	(95)	50,772
	217,491	97	(1,330)	216,258
Matures after one year:
Corporate bonds	167,452	620	(1,568)	166,504
Governmental bonds	24,803	58	(14)	24,847
	192,255	678	(1,582)	191,351

	409,746	775	(2,912)	407,609

The following is a summary of marketable securities amortized cost, unrealized gains, unrealized losses, and fair value as of December 31, 2022:

Marketable securities	Amortized Cost	Unrealized gains	Unrealized losses	Fair Value
Matures within one year:
Corporate bonds	114,475	1	(1,341)	113,135
Governmental bonds	54,282	-	(344)	53,938
	168,757	1	(1,685)	167,073
Matures after one year:
Corporate bonds	147,888	28	(6,046)	141,870
Governmental bonds	11,948	-	(356)	11,592
	159,836	28	(6,402)	153,462

	328,593	29	(8,087)	320,535

Proceeds from maturity of available-for-sale marketable securities during the year ended December 31, 2023, and 2022 were $192,585 and $80,391, respectively.

Proceeds from sales of available-for sale marketable securities, were $2,502 and $934 which led to $35 and $68 realized losses, during the years ended December 31, 2023 and 2022, respectively.

Out of the $2,912 unrealized loss as of December 31, 2023, unrealized loss of $2,692 was included in the unrealized loss balance as of December 31, 2022.

Out of the $8,087 unrealized loss as of December 31, 2022, unrealized loss of $1,191 was included in the unrealized loss balance as of December 31, 2021.